INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES (BENEFIT)

	December 31,	December 31,
	2023	2022
Net operating loss carry forward	$(1,011,212)	$(796,713)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(212,355)	(167,310)
Less: Valuation Allowance	212,355	167,310
Income tax expenses(benefit)	$-	$-

SCHEDULE OF DEFERRED TAX ASSET
	December 31,	December 31,
	2023	2022
Deferred tax assets	720,748	508,393
Valuation allowance	(720,748)	(508,393)
Net deferred tax assets	$-	$-